Restructuring Charges (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 4,001,000	$ 1,989,000
Compania Espanole De Petroles
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	0	$ 2,000,000
Restructuring charge outstanding	700,000	700,000
Restructuring Related to Alexander Spirit
Restructuring Cost and Reserve [Line Items]
Restructuring charges		4,000,000
Restructuring charge outstanding	$ 0	$ 1,100,000